UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2003

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
                Richmond, Virginia 23235

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302

Signature, Place, and Date of Signing:
Susan Kidd        Richmond, Virginia         February 13, 2004
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 111

Form 13F Information Table Value Total: $154,006,505 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE






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12/31/03                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   1

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

AFLAC Corp                       COMMON  001055102    1,338,744        36,300     X    ALL                     36,300
Abbott Labs                      COMMON  002824100      825,671        19,166     X    ALL                     19,166
Adobe Systems                    COMMON  00724F101      310,230         8,100     X    ALL                      8,100
Alcoa, Inc.                      COMMON  013817101      285,403         8,350     X    ALL                      8,350
Altria Group Inc. (PhilipMorris) COMMON  02209S103    4,347,092        78,199     X    ALL                     78,199
Amgen, Incorporated              COMMON  031162100    4,242,346        65,610     X    ALL                     65,610
Apache Corporation               COMMON  037411105      947,072        24,612     X    ALL                     24,612
Applied Materials, Inc.          COMMON  038222105    1,346,520        62,080     X    ALL                     62,080
BB & T Corporation               COMMON  054937107    1,553,750        41,880     X    ALL                     41,880
BP P.L.C. Spon ADR               COMMON  055622104      362,806         7,622     X    ALL                      7,622
Bank of America Corporation      COMMON  060505104      933,043        11,454     X    ALL                     11,454
Bed Bath & Beyond                COMMON  075896100    1,905,071        46,946     X    ALL                     46,946
BellSouth Corp.                  COMMON  079860102      318,023        10,880     X    ALL                     10,880
Berkshire Hathaway Class B       COMMON  084670207      554,466           186     X    ALL                        186
Biomet Incorporated              COMMON  090613100    4,295,025       111,097     X    ALL                    111,097
Bristol-Myers Squibb             COMMON  110122108      632,023        22,532     X    ALL                     22,532
C. H. Robinson Worldwide         COMMON  12541W100    1,070,393        28,235     X    ALL                     28,235
CUNO, Inc.                       COMMON  126583103      848,420        20,380     X    ALL                     20,380
Capital One Financial Corp.      COMMON  14040H105      385,396         5,422     X    ALL                      5,422
CarMax Inc.                      COMMON  143130102    2,852,976        85,546     X    ALL                     85,546
Caterpillar Inc.                 COMMON  14912310       218,764         2,800     X    ALL                      2,800
The Cheesecake Factory, Inc.     COMMON  163072101    1,126,977        26,325     X    ALL                     26,325
ChevronTexaco Corp Com           COMMON  166764100      645,730         7,478     X    ALL                      7,478
Cisco System Inc.                COMMON  17275R102      959,549        37,322     X    ALL                     37,322


TOTAL                                                32,305,490

12/31/03                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   2

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Cintas Corporation               COMMON  172908105      876,061        19,455     X    ALL                     19,455
Coca Cola Company                COMMON  191216100      914,947        18,581     X    ALL                     18,581
Cognex Corporation               COMMON  192422103      296,433         9,249     X    ALL                      9,249
Cox Communications               COMMON  224044107      534,972        15,615     X    ALL                     15,615
Dell Inc.                        COMMON  247025109      489,060        14,625     X    ALL                     14,625
DENTSPLY Int'l. Inc.             COMMON  249030107      521,977        12,425     X    ALL                     12,425
Dollar Tree Stores, Inc.         COMMON  256747106      277,619         8,700     X    ALL                      8,700
Dominion Resources, Inc.  VA     COMMON  25746U109    1,060,822        16,534     X    ALL                     16,534
E. I. duPont deNemours Co., Inc. COMMON  263534109      939,460        21,400     X    ALL                     21,400
Emerson Electric Company         COMMON  291011104    1,639,484        25,657     X    ALL                     25,657
Expeditors Intl of WashingtonInc COMMON  302130109    1,499,033        40,070     X    ALL                     40,070
Exxon Mobil Corp.                COMMON  30231G102    3,669,223        89,954     X    ALL                     89,954
FactSet Research Systems         COMMON  303075105    2,631,556        69,160     X    ALL                     69,160
Fastenal Co.                     COMMON  311900104    1,628,600        34,000     X    ALL                     34,000
Freddie Mac  (Voting Shares)     COMMON  313400301    1,337,977        21,435     X    ALL                     21,435
FED EQTY FDS KAUFMANN FD CL K SH COMMON  314172644      149,334        29,454     X    ALL                     29,454
Forest Labs Inc.                 COMMON  345838106      513,981         6,900     X    ALL                      6,900
Fortune Brands Inc.              COMMON  349631101      315,675         4,500     X    ALL                      4,500
General Electric                 COMMON  369604103    4,421,198       131,466     X    ALL                    131,466
Gentex Corp                      COMMON  371901109    2,912,772        66,730     X    ALL                     66,730
GlaxoSmithKline PLC ADR          COMMON  37733W105      350,064         7,956     X    ALL                      7,956
HCC Insurance                    COMMON  404132102      389,620        12,650     X    ALL                     12,650
Harley-Davidson Inc              COMMON  412822108    3,056,837        59,891     X    ALL                     59,891
Harte Hanks, Inc.                COMMON  416196103    1,888,121        87,010     X    ALL                     87,010

TOTAL                                                32,314,826

12/31/03                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   3

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Health Management Assoc CL A     COMMON  421933102    1,840,102        75,075     X    ALL                     75,075
Hewitt Associates                COMMON  42822Q100    2,828,896        81,760     X    ALL                     81,760
Hewlett Packard Co.(compaq)      COMMON  428236103      301,300        12,665     X    ALL                     12,665
INTEL Corporation                COMMON  458140100    3,501,989       114,744     X    ALL                    114,744
International Business Machines  COMMON  459200101      545,670         5,499     X    ALL                      5,499
Jefferson Pilot Corporation      COMMON  475070108      249,923         4,868     X    ALL                      4,868
Johnson & Johnson, Inc.          COMMON  478160104    4,860,636        90,989     X    ALL                     90,989
Kimberly Clark Corporation       COMMON  494368103      442,950         7,500     X    ALL                      7,500
Kinder Morgan                    COMMON  49455P101      244,850         4,150     X    ALL                      4,150
Eli Lilly & Company              COMMON  532457108    1,279,493        18,805     X    ALL                     18,805
Linear Technology Corporation    COMMON  535678106    1,327,846        33,221     X    ALL                     33,221
Littelfuse, Inc.                 COMMON  537008104    1,179,778        41,050     X    ALL                     41,050
Lowes Companies Inc.             COMMON  548661107    2,526,815        47,186     X    ALL                     47,186
Manulife Financial Corporation   COMMON  56501R106      304,005         8,595     X    ALL                      8,595
Markel Corporporation            COMMON  570535104    6,575,508        24,229     X    ALL                     24,229
McGraw Hill, Incorporated        COMMON  580645109    2,471,910        32,950     X    ALL                     32,950
Medtronic Inc.                   COMMON  585055106    4,333,974        88,053     X    ALL                     88,053
Merck & Company,                 COMMON  589331107      664,258        13,955     X    ALL                     13,955
Microsoft Corp.                  COMMON  594918104      872,471        31,554     X    ALL                     31,554
Molex, Incorporated              COMMON  608554101      218,898         6,301     X    ALL                      6,301
Molex, Inc. Class A (Non-Voting) COMMON  608554200      673,155        23,204     X    ALL                     23,204
Moodys Corp                      COMMON  615369105    1,581,920        24,760     X    ALL                     24,760
National Commerce Financial Corp COMMON  63545P104      307,100        10,821     X    ALL                     10,821
Nokia Corp. Sponsored ADR        COMMON  654902204    3,677,482       178,000     X    ALL                    178,000

TOTAL                                                42,810,929

12/31/03                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   4

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Norfolk Southern Corporation     COMMON  655844108      340,164        15,254     X    ALL                     15,254
North Fork Bancorporation, Inc.  COMMON  659424105    2,833,372        67,221     X    ALL                     67,221
Omnicare, INC.                   COMMON  681904108      897,114        20,375     X    ALL                     20,375
Oracle Systems Corp.             COMMON  68389X105    2,028,122       146,329     X    ALL                    146,329
Paychex, Incorporated            COMMON  704326107    1,814,033        48,400     X    ALL                     48,400
Pepsico Inc.                     COMMON  713448108    2,490,839        52,705     X    ALL                     52,705
Pfizer, Inc.                     COMMON  717081103    5,890,920       160,822     X    ALL                    160,822
Plum Creek Timber Co., Inc.      COMMON  729251108    1,434,137        47,488     X    ALL                     47,488
Procter & Gamble Co.             COMMON  74271810       250,578         2,479     X    ALL                      2,479
Progress Energy, Inc.(frmlyCP&L) COMMON  743263105      304,728         6,805     X    ALL                      6,805
Progressive Corp.                COMMON  743315103      433,913         5,250     X    ALL                      5,250
ResMed Inc.                      COMMON  761152107    1,595,069        36,210     X    ALL                     36,210
Royal Dutch Petroleum Co.        COMMON  780257804      655,257        13,824     X    ALL                     13,824
ServiceMaster Co., Inc.          COMMON  81760N109      142,894        13,170     X    ALL                     13,170
South Financial Group, Inc.      COMMON  837841105      445,202        14,995     X    ALL                     14,995
The Southern Company             COMMON  842587107      624,250        20,948     X    ALL                     20,948
Suntrust Banks, Inc.             COMMON  867914103    1,038,220        14,348     X    ALL                     14,348
Texas Instruments, Inc.          COMMON  882508104    1,247,575        39,795     X    ALL                     39,795
3M Co Com                        COMMON  88579Y101      616,902         7,800     X    ALL                      7,800
Tiffany & Co                     COMMON  886547108    1,485,906        37,485     X    ALL                     37,485
United Dominion Realty Trust     COMMON  910197102      219,447        11,862     X    ALL                     11,862
United Parcel Service Class B    COMMON  911312106    1,543,007        21,650     X    ALL                     21,650
United Technologies              COMMON  913017109      305,729         3,200     X    ALL                      3,200
Verizon Communications           COMMON  92343V104      429,602        11,655     X    ALL                     11,655

TOTAL                                                29,066,980

12/31/03                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   5

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Viacom Class B                   COMMON  925524308      296,528         7,358     X    ALL                      7,358
Vodafone Group PLC               COMMON  92857W100    5,101,056       199,260     X    ALL                    199,260
Wachovia Corp Com                COMMON  929903102    1,412,412        30,545     X    ALL                     30,545
Washington Mutual                COMMON  939322103      866,751        19,565     X    ALL                     19,565
Washington Mut Inv Fd CL F       COMMON  939330403      217,355         7,487     X    ALL                      7,487
Washington Real Estate Inv. Tr.  COMMON  939653101      251,980         8,600     X    ALL                      8,600
Waters Corporation               COMMON  941848103    2,142,491        56,515     X    ALL                     56,515
Wells Fargo & Company            COMMON  949746101    1,099,576        19,153     X    ALL                     19,153
Wilmington Trust Corporation     COMMON  971807102      813,424        21,790     X    ALL                     21,790
Wm. Wrigley Jr. Co.              COMMON  982526105    1,446,140        25,700     X    ALL                     25,700
Wyeth Corporation (Formerly AHP) COMMON  983024100    1,306,307        31,900     X    ALL                     31,900
Zebra Technologies Corporation   COMMON  989207105      890,996        13,793     X    ALL                     13,793
Zimmer Holdings Inc              COMMON  98956P102      737,616         9,642     X    ALL                      9,642
FORWARD AIR, INC.                COMMON  FWRD                          21,750     X    ALL                     21,750
Noble Corporation                COMMON  G65422100      925,648        24,950     X    ALL                     24,950

TOTAL                                                17,508,280



GRAND TOTAL                                         154,006,505


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